Income Taxes (Details) - Schedule of loss before taxes - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of loss before taxes [Line Items]
Domestic	$ (33,272)	$ (34,482)
Foreign	(6,255)	(1,530)
Total loss before provision for income tax	$ (39,527)	$ (36,012)